Columbia Funds Series Trust II
290 Congress Street
Boston, MA 02210
October 19, 2022
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust II (the Registrant) Columbia Ultra Short Duration Municipal Bond Fund (the Fund) (prior to September 1, 2022, known as Columbia Ultra Short Municipal Bond Fund)
Post-Effective Amendment No. 233 File No. 333-131683 /811-21852
Dear Mr. Cowan:
Enclosed for filing on behalf of the Registrant is Post-Effective Amendment 233 to the registration statement of the Registrant on Form N-1A (the “Amendment”) under Rule 485(a)(1) of the Securities Act of 1933. The purpose of the Amendment is to update the Fund’s prospectus and Statement of Additional Information (SAI) to reflect changes to principal investment strategies.
Registrant respectfully requests selective review of this Amendment in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because all sections of the prospectus and SAI, except for Principal Investment Strategies, Principal Risks and Primary Service Provider Contracts – The Investment Manager (Portfolio Managers subsection) of the prospectus are identical or substantially similar to those found in prior filings by the Registrant.
No fees are required in connection with this filing.
If you have any questions, please contact either me at (212) 850-1703 or MaryEllen McLaughlin at (617) 385-9540.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust II